SCHEDULE OF TEMPORARY DIFFERENCE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Operating lease liabilities	¥ 1,329,692	¥ 1,430,135	¥ 1,582,602
Net operating losses carried forward	170,193	211,925	213,158
Inventories	114,256	196,428	208,296
Other current liabilities	52,259	26,283	24,676
Other non-current liabilities	7,308	22,409	22,300
Property, plant and equipment	9,415	10,453	39,949
Finance lease liabilities	5,267	6,145	6,959
Others	55,158	50,579	40,648
Subtotal	1,743,548	1,954,357
Less: valuation allowance	(108,260)	(115,553)	(119,512)
Total deferred income tax assets	1,635,288	1,838,804	2,038,745
Operating lease right-of-use assets	(1,293,856)	(1,393,680)	(1,543,237)
Capitalized interest	(52,858)	(62,406)	(35,904)
Others	(19,785)	(18,193)	(19,030)
Total deferred income tax liabilities	(1,366,499)	(1,474,279)	(1,598,171)
Deferred income tax assets, net	268,789	364,525	440,574
Enterprise taxes payables			19,669
Subtotal		1,954,357	2,158,257
Total deferred income tax assets	1,635,288	1,838,804	2,038,745
Total deferred income tax liabilities	(1,366,499)	(1,474,279)	(1,598,171)
Deferred income tax assets, net	¥ 268,789	¥ 364,525	¥ 440,574